PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity II

Supplement to Prospectus Dated May 1, 2008

Supplement dated March 11, 2009

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement updates certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to provide notice of removal of the Withdrawal Charge applicable to Plan Type B and all references, charts and examples reflecting such charge. We summarize the changes below and then indicate how the pertinent portion of the Prospectus is amended to reflect the change.

The changes are as follows:

1.	Maximum Withdrawal Charge chart and associated footnote contained in the Contract Owner Transaction Expenses section is changed to reflect removal of the withdrawal charge associated with Plan Type B.

2.	Part I, Expense Examples, Example 1 and Example 2 related to Plan Type B are deleted. Expense Examples 3 and Expense Example 4 are renumbered and revised to include Plan Type B.

3.	Part I, The Summary for Section 1-10, Section 7 is revised to indicate there is no withdrawal charge assessed for withdrawals or surrenders under the Contract for any Plan Type.

4.	Part II, Section 7 describing the expenses associated with the Annuity and the related chart is revised to reflect removal of the withdrawal charge associated with Plan Type B.

PROSPECTUS CHANGES

I.    Part I, Summary of Contract Expenses, Contract Owner Transaction Expenses – Maximum Withdrawal Charge.

In the Section titled “Summary of Contract Expenses”, “Contract Owner Transaction Expenses”, the Maximum Withdrawal Charge chart on page 8 and associated footnote is revised to reflect the removal of the withdrawal charge associated with Plan Type B as follows:

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charge[1] AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN

Completed Years Elapsed Since Contract Date	Plan Type A	Plan Type B	Plan Type C
0 years	0%	0%	0%
1 year	0%	0%	0%
2 years	0%	0%	0%
3 years	0%	0%	0%
4 years	0%	0%	0%
5 years	0%	0%	0%
6 years	0%	0%	0%
7 or more years	0%	0%	0%

[1]	Withdrawal Charges are not assessed for any Plan Type upon surrender or withdrawal.

RSSU060

II. Part I, Summary of Contract Expenses, Contract Owner Transaction Expenses – Expense Examples.

In Contractor Owner Transaction expense section, Expense Example 1 and Expense Example 2 are deleted in their entirety. Expense Example 3 and Expense Example 4 are renumbered and revised to include Plan Type B as follows:

Example 1: Optional Spousal Prudential IncomeFlex Benefit (Plan Type A, Plan Type B or Plan Type C)

This example assumes that:

•	You invest $10,000 in Prudential Retirement Security Annuity II funding Plan Type A, Plan Type B or a Plan Type C;
•	You choose the optional Prudential IncomeFlex Spousal Benefit;
•	You allocate all of your assets to the Variable Investment Option having the maximum total operating expenses;
•	Your investment has a 5% return each year; and
•	The mutual fund’s total operating expenses remain the same each year.

Example 2: Base Single Life Prudential IncomeFlex Benefit (Plan Type A, Plan Type B or Plan Type C)

This example assumes that:

•	You invest $10,000 in Prudential Retirement Security Annuity II funding Plan Type A, Play Type B or Plan Type C;
•	You have the base Prudential IncomeFlex Benefit;
•	You allocate all of your assets to the Variable Investment Option having the maximum total operating expenses;
•	Your investment has a 5% return each year; and
•	The mutual fund’s total operating expenses remain the same each year.

Because a Contract funding Plan Type A, Plan Type B or Plan Type C has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.

EXPENSES WITH OPTIONAL INCOMEFLEX SPOUSAL BENEFIT (Plan Type A, Plan Type B or Plan Type C)

EXAMPLE 1:
1 YR	3 YRS	5 YRS	10 YRS
$620	$1,837	$3,025	$5,866

EXPENSES WITH BASE SINGLE LIFE INCOMEFLEX BENEFIT (Plan Type A, Plan Type B or Plan Type C)

EXAMPLE 2:
1 YR	3 YRS	5 YRS	10 YRS
$562	$1,676	$2,775	$5,463

III. Part I, Summary of Sections 1-10, Section 7 “What Are the Expenses Associated with The Prudential Retirement Security Annuity II?”

The Summary for Sections 1-10, Section 7 “What Are the Expenses Associated with The Prudential Retirement Security Annuity II?” is revised to indicate that a withdrawal charge is not assessed for withdrawals or surrenders under the Contract for any Plan Type as follows:

RSSU060

Withdrawal Charge: Withdrawal charges are not assessed for withdrawals or surrenders under the Contract for any Plan Type.

III. Part II, Section 7 “What Are the Expenses Associated with The Prudential Retirement Security Annuity II?”

In Part II, Section 7 describing the expenses associated with the Annuity, the paragraph titled “Withdrawal Charges” is revised to indicate that withdrawal charges are not assessed for withdrawals and surrenders under the Contract for any Plan Type as indicated below. Additionally, the associated table showing a summary of the maximum withdrawal charge payable upon surrender or withdrawals from the Contract is deleted in its entirety.

WITHDRAWAL CHARGES

A withdrawal charge is not assessed for withdrawals or surrenders under the Contract for any Plan Type.

RSSU060